PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Current:
Federal	$ (21,675,826)	$ (20,173,107)
State	(2,471,663)	(3,231,255)
Total Current	(24,147,489)	(23,404,362)
Deferred:
Federal	52,822,427	15,762,423
State	12,153,888	4,241,991
Total Deferred	64,976,315	20,004,414
Total Provision for Income Taxes	$ 40,828,826	$ (3,399,948)